UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-21385

Foresight Funds, Inc.
--------------------------------------------------
(Exact name of registrant as specified in charter)

1634 Pebble Chase Dr. Katy, TX                77450
------------------------------------------------------
(Address of principal executive offices)    (Zip code)

Michael M. Bissell 1634 Pebble Chase Dr. Katy, TX 77450
--------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 281-398-0922

Date of fiscal year end: 12/31/09

Date of reporting period: 12/31/09

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1.  Reports to Stockholders.



                              Foresight Value Fund

                       Finance Your Future With Foresight

                             1634 Pebble Chase Drive
                                 Katy, TX 77450


                                  ANNUAL REPORT
                                DECEMBER 31, 2009

                              Foresight Value Fund
                                 Annual Report
                               December 31, 2009


Dear Fellow Shareholders:

The Fund's total return over the past six months was 25.34%, bringing our yearly return to 88.30%. The S&P 500 Index posted a total return of 22.59% over the past six months and a yearly return of 26.46%. As of December 31, 2009, the Foresight Value Fund was ranked #1 among 347 multi-cap value funds by Lipper in the one year total return category, as reported in the January 6, 2010 edition of the Wall Street Journal. Although our performance this year has been excellent, on both an absolute and relative performance basis, we still have a ways to go before recovering from our 2008 losses.

In our last letter we stated our opinion that the S&P 500 Index had probably saw its trough in March of 2009. It looks as though we were correct, as supported by the chart below plotting the S&P 500 Index during the current recession (light shaded bars - an end to the recession has been assumed to have occurred in October), which was presented in our last letter, but updated though the end of 2009. Although a "double dip" to the March lows is still a possibility, we believe this to be remote. The S&P 500 still needs to gain over 30 percent from its end of 2009 value to return to its pre-recession levels.


                        S&P 500 DURING THE 2007 RECESSION

                                [Graph omitted]

                                 DATE    S&P 500
                                ------   -------

                                Jan 07   1438.24
                                Feb 07   1406.82
                                Mar 07   1420.86
                                Apr 07   1482.37
                                May 07   1530.62
                                Jun 07   1503.35
                                Jly 07   1455.27
                                Aug 07   1473.99
                                Sep 07   1526.75
                                Oct 07   1549.38
                                Nov 07   1481.14
                                Dec 07   1468.36
                                Jan 08   1378.55
                                Feb 08   1330.63
                                Mar 08   1322.70
                                Apr 08   1385.59
                                May 08   1400.38
                                Jun 08   1280.00
                                Jly 08   1267.38
                                Aug 08   1282.83
                                Sep 08   1166.36
                                Oct 08    968.75
                                Nov 08    896.24
                                Dec 08    903.25
                                Jan 09    825.88
                                Feb 09    735.09
                                Mar 09    797.87
                                Apr 09    872.81
                                May 09    919.14
                                Jun 09    919.32
                                Jul 09    987.48
                                Aug 09   1020.62
                                Sep 09   1057.08
                                Oct 09   1036.19
                                Nov 09   1095.63
                                Dec 09   1115.10

                              Foresight Value Fund
                                 Annual Report
                               December 31, 2009


Although the National Bureau of Economic Research (NBER) has not officially proclaimed an end to the recession that commenced in December of 2007, many economists believe that it ended in the third or fourth quarter of 2009, but expect a prolonged and tepid recovery. We agree with these forecasts and expect continued high unemployment rates, as recent government threats of increased taxation of banks, limits on carbon emissions, burdensome new financial regulations and increased healthcare expenses hamper the recovery.

This recession has provided the United States government an excuse to expand its influence through intervention in the economy. As stated in the Wall Street Journal series "USA Inc. The State of Capitalism", after expending and investing over $2 trillion on multiple initiatives, the government is now the majority owner of AIG, General Motors and GMAC. In addition, the government holds warrants allowing it acquire majority ownership in Fannie Mae and Freddie Mac, and now directly or indirectly underwrites nine of every 10 new residential mortgages. The government also holds large stakes in Citigroup and Chrysler. Thomas Jefferson is undoubtedly spinning in his grave! Nevertheless, we continue to believe in the resiliency of the American economy and that what remains of free enterprise in the United States, and hopefully its increasing acceptance by China and other developing nations, will allow for continued worldwide economic growth and eventual reduction in unemployment to pre-recession levels.

The graph and chart on the next page compare the performance of the Fund with the S&P 500 Index. The graph compares the growth of a hypothetical $10,000 invested in the Fund and the S&P 500 Index from the Fund's inception date of January 15, 2004 through December 31, 2009. The chart compares total returns from June 30, 2009 through December 31, 2009 (most recent six months), for the past year, the past five years and from the Fund's inception date of January 15, 2004 through December 31, 2009. Both presentations assume that dividends and capital gain distributions are reinvested. The Fund's returns are net of expenses, whereas the S&P 500 Index returns assume no expenses are incurred by investors.

                              Foresight Value Fund
                                 Annual Report
                               December 31, 2009


               Comparison of the Growth of a $10,000 Investment in the
                     Foresight Value Fund and the S&P 500 Index

                                [GRAPH OMITTED]

                                  Foresight Value Fund    S&P 500 Index
                                  --------------------    -------------

     01/15/04 Inception Date            $10,000              $10,000
     06/30/04                           $10,800              $10,174
     12/31/04                           $11,794              $10,906
     06/30/05                           $11,828              $10,817
     12/31/05                           $11,528              $11,441
     06/30/06                           $12,020              $11,751
     12/31/06                           $13,352              $13,248
     06/30/07                           $14,604              $14,170
     12/31/07                           $11,895              $13,976
     06/30/08                           $ 9,946              $12,311
     12/31/08                           $ 4,766              $ 8,805
     06/30/09                           $ 7,161              $ 9,084
     12/31/09                           $ 8,975              $11,135



                      Total Returns (Dividends Reinvested)
                        Periods Ended December 31, 2009

                        Most Recent     1 Year     5 Years     Since Inception
                        Six Months                           (January 15, 2004)
                        -----------     ------     -------   ------------------

Foresight Value Fund      25.34%        88.30%      -5.32%         -1.80%

S&P 500 Index             22.59%        26.46%       2.17%          1.82%


Past performance does not predict future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. "Most Recent Six Months" figures are not annualized. Other total returns are average annual returns.

                              Foresight Value Fund
                                 Annual Report
                               December 31, 2009


During the past six months we added 12 new companies to our portfolio and liquidated our holdings in 10 companies. The new additions to the portfolio were DineEquity, General Electric, Helix Energy Solutions Group, Nokia, Pfizer,
PICO Holdings, Pulte Homes, Shaw Group, Tutor Perini, United Rentals, ViaSat and Wendy's/Arby's Group. We also added to our positions in Cemex and Forest City Enterprises.

DineEquity develops, franchises and operates restaurants under the Applebee's and International House of Pancakes (IHOP) brands. General Electric is one of the world's largest conglomerates with operations in finance, technology and media. Helix Energy Solutions Group provides deepwater oil and gas exploration, production and development services in addition to owning offshore oil and gas reserves. Nokia is the leading provider of mobile phones and mobile phone internet services. Pfizer is a leading pharmaceutical company. PICO Holdings engages in the ownership and development of water resources in the southwestern United States. Pulte Homes is a major homebuilder and involved in the acquisition and development of land for residential purposes. The Shaw Group provides technology, engineering, procurement, construction, maintenance, fabrication and manufacturing, services to multinational oil companies, industrial corporations, power producers, government agencies, and equipment manufacturers worldwide. Tutor Perini is a major civil and building construction company. United Rentals is a general construction and industrial equipment rental company with operations throughout North America. ViaSat engages in the production of satellite and other wireless communications and networking systems, including broadband internet access, for government and commercial customers worldwide. Wendy's/Arby's Group operates as a franchisor of Wendy's and Arby's restaurants in the United States and Canada.

The 10 positions eliminated from the portfolio were American Express, AmeriCredit, Corning, eBay, Electro Scientific Industries, Freeport McMoRan Copper & Gold, Goldman Sachs Group, Kaiser Aluminum, NovaGold Resources and Potash Corp. of Saskatchewan. All, with the exception of NovaGold Resources, were profitable investments for the Fund and were sold in order to free up capital for other investments which were considered to be more attractive.

                              Foresight Value Fund
                                 Annual Report
                               December 31, 2009


Our top performing investments over the past six months were Pioneer Natural Resources, POSCO, Forest City Enterprises, News Corp. and American Express. Our poorest performers for the past six months were DineEquity, NovaGold Resources and Pulte Homes. In hindsight, we probably sold some of our investments too early, notably NovaGold Resources and Freeport McMoRan Copper & Gold, and purchased DineEquity and Pulte Homes too early, as the economic recovery continues to benefit commodity producers, but not companies dependent on the consumer. However, as we have said before, picking tops and bottoms, whether for individual stocks or market averages, is an impossible task.

Although we believe that we have exited the worst recession since the 1930s, we expect growth to be subdued in the coming year due to the impediments of increased government regulations and taxes. Hopefully American voters will come to realize that capitalism is the road to recovery and prosperity and not the cause of their current tribulations.

As always, if you have any questions or comments concerning the Fund, our strategies, our portfolio of securities and the financial results presented, or to obtain a current prospectus, please do not hesitate to give us a call at 1-877-FSV-FUND or visit our website at www.foresightfunds.com.


Sincerely yours,


/s/ Michael M. Bissell


Michael M. Bissell, CFA
President, Foresight Funds, Inc.
January 18, 2010

                              Foresight Value Fund
                                 Annual Report
                               December 31, 2009


                    Portfolio Holdings by Industry Sector
             Percent of Total Investments as of December 31, 2009

                       Basic Materials .......... 16.81%
                       Conglomerates ............  3.37%
                       Consumer Goods ...........  3.76%
                       Financial ................ 14.73%
                       Healthcare ...............  5.41%
                       Industrial Goods ......... 21.14%
                       Services ................. 16.43%
                       Technology ............... 18.17%
                       Utilities ................  0.00%
                       Cash and Other Assets ....  0.18%


Expense Example

As a shareholder in the Fund, you will incur ongoing costs, including management fees, transaction costs and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period indicated and held for the entire period from January 1, 2009 through December 31, 2009.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                              Foresight Value Fund
                                 Annual Report
                               December 31, 2009


Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance
(5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Fund's actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees, which, although they do not apply to our no-load Fund, may apply to other funds. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


	                        Beginning        Ending       Expenses
                                 Account         Account        Paid
                                  Value           Value        During
                                 7/1/2009      12/31/2009      Period*
                                ---------      ----------     --------

Actual	                        $1,000.00	$1,155.31       $7.28

Hypothetical
(5% return before expenses)	$1,000.00	$1,018.51	$6.36

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

                              Foresight Value Fund
                                 Annual Report
                               December 31, 2009


                            Schedule of Investments
                               December 31, 2009


                                                      SHARES        MARKET VALUE
                                                      ------        ------------
COMMON STOCKS - 99.70%

     AUTO PARTS - 4.59%

     Magna International, Inc. **  ..................    500           $  25,290
                                                                       ---------

     BUILDING MATERIALS (GENERAL) - 3.82%

     USG Corporation * ..............................   1500           $  21,075
                                                                       ---------

     CEMENT - 6.43%

     Cemex SAB de CV ADR * ** .......................   3000           $  35,460
                                                                       ---------

     COMMUNICATION EQUIPMENT - 7.42%

     Nokia Corp. ** .................................   1700           $  21,845
     ViaSat, Inc. * .................................    600              19,068
                                                                       ---------
                                                                       $  40,913
                                                                       ---------
     COMMUNICATION SERVICES - 11.10%

     Level 3 Communications, Inc. * .................  40000           $  61,200
                                                                       ---------

     CONGLOMERATES - 4.12%

     General Electric Co. ...........................   1500           $  22,695
                                                                       ---------

     CONSTRUCTION (HEAVY) - 7.59%

     Shaw Group Inc. * ..............................    700           $  20,125
     Tutor Perini Corporation * .....................   1200              21,696
                                                                       ---------
                                                                       $  41,821
                                                                       ---------
     CONSTRUCTION (RESIDENTIAL) - 3.63%

     Pulte Homes, Inc. * ............................   2000           $  20,000
                                                                       ---------

     DEPARTMENT STORES - 4.54%

     Sears Holding Corporation * ....................    300           $  25,035
                                                                       ---------

                              Foresight Value Fund
                                 Annual Report
                               December 31, 2009

                                                      SHARES        MARKET VALUE
                                                      ------        ------------


     DRUG MANUFACTURERS (MAJOR) - 6.60%

     Pfizer Inc. ....................................   2000           $  36,380
                                                                       ---------

     ENTERTAIMENT (DIVERSIFIED) - 4.97%

     News Corp. CL A ................................   2000           $  27,380
                                                                       ---------

     INSURANCE (ACCIDENT & HEALTH) - 4.16%

     PICO Holdings Inc. * ...........................    700           $  22,911
                                                                       ---------

     INVESTMENT BROKERAGE (REGIONAL) - 4.38%

     Legg Mason Inc. ................................    800           $  24,128
                                                                       ---------

     LUMBER, WOOD PRODUCTION - 4.32%

     Leucadia National Corp. * ......................   1000           $  23,790
                                                                       ---------

     MONEY CENTER BANKS - 4.10%

     Bank of America Corporation ....................   1500           $  22,590
                                                                       ---------

     OIL & GAS (EQUIP. & SERVICES) - 2.56%

     Helix Energy Solutions Group, Inc. * ...........   1200           $  14,100
                                                                       ---------

     OIL & GAS (INDEPENDENT) - 10.81%

     Chesapeake Energy Corp. ........................   1000           $  25,880
     Pioneer Natural Resources ......................    700              33,719
                                                                       ---------
                                                                       $  59,599
                                                                       ---------
     PERSONAL COMPUTERS - 3.65%

     Dell, Inc. * ...................................   1400           $  20,104
                                                                       ---------

     PROPERTY MANAGEMENT - 5.34%

     Forest City Enterprises Inc. CL A * ............   2500           $  29,450
                                                                       ---------

     RENTAL & LEASING SERVICES - 3.20%

     United Rentals, Inc. * .........................   1800           $  17,658
                                                                       ---------

                              Foresight Value Fund
                                 Annual Report
                               December 31, 2009


                                                      SHARES        MARKET VALUE
                                                      ------        ------------

     RESTAURANTS - 7.33%

     DineEquity, Inc. * .............................    700           $  17,003
     Wendy's/Arby's Group, Inc. .....................   5000              23,450
                                                                       ---------
                                                                       $  40,453
                                                                       ---------
     STEEL & IRON - 7.13%

     POSCO * ** .....................................    300           $  39,330
                                                                       ---------

     TOTAL COMMON STOCKS (Cost $742,555) ............................  $ 671,362
                                                                       ---------

CASH EQUIVALENTS -  0.22%


     MONEY MARKET FUNDS

     Prime Obligation Fund ISS (0.01% Yield) ........  1187            $    1187
                                                                       ---------
     TOTAL CASH EQUIVALENTS (Cost $1187) ............................  $    1187
                                                                       ---------

TOTAL INVESTMENTS (Cost $743,742) - 121.99% .........................  $ 672,549
                                                                       ---------

CASH AND OTHER ASSETS NET OF LIABILITIES - (21.99)% ................. $(121,240)
                                                                       ---------

NET ASSETS -  100.00% ...............................................  $ 551,309
                                                                       =========

*    Non-income producing security
**   Magna International, Inc. is domiciled in Canada
     Cemex SAB de CV is domiciled in Mexico
     POSCO is domiciled in South Korea
     Nokia Corp. is domiciled in Finland

The accompanying notes are an integral part of the financial statements.

                              Foresight Value Fund
                                 Annual Report
                               December 31, 2009



                      Statement of Assets and Liabilities
                               December 31, 2009

ASSETS

     Investments, at Market Value (Cost - $742,555) ................ $  671,362
     Cash ..........................................................      4,019
     Dividends Receivable ..........................................        249
     Receivable Due from Adviser ...................................        631
     Other Assets ..................................................        371
                                                                     ----------
     Total Assets .................................................. $  676,632
                                                                     ----------

LIABILITIES

     Accrued Investment Advisory Fee ...............................        556
     Payable for Shares Redeemed ...................................    120,000
     Other Payables and Accrued Expenses ...........................      4,767
                                                                     ----------
     Total Liabilities ............................................. $  125,323
                                                                     ----------

NET ASSETS

     Capital (Par value and paid in surplus) ....................... $  842,093
     Undistributed Net Investment income ...........................          -
     Accumulated Net Realized Gain/(Loss) ..........................   (219,591)
     Net Unrealized Depreciation on Investments ....................    (71,193)
                                                                     ----------
     Net Assets .................................................... $  551,309
                                                                     ==========
     Shares of Beneficial Interest Outstanding .....................     77,777
                                                                     ----------
     Net Asset Value Per Share ..................................... $     7.09
                                                                     ==========



The accompanying notes are an integral part of the financial statements.

                              Foresight Value Fund
                                 Annual Report
                               December 31, 2009

                            Statement of Operations
                   January 1, 2009 through December 31, 2009


INVESTMENT INCOME

     INCOME

     Dividends ...................................................... $   3,614
     Interest .......................................................         5
                                                                      ---------
     Total Income ................................................... $   3,619
                                                                      ---------
     EXPENSES

     Investment Advisory Fees (Note 3)............................... $   5,198
     Custodian Fees and Expenses ....................................     3,400
     Audit and Accounting Fees ......................................     4,200
     Directors' Fees and Expenses ...................................       100
     Other Fees and Expenses ........................................     1,597
                                                                      ---------
     Total Expenses ................................................. $  14,495
     Less Expenses Reimbursed by Adviser (Note 3)....................   ( 7,991)
                                                                      ---------
     Net Expenses ................................................... $   6,504
                                                                      ---------
     Net Investment Income/(Loss) ................................... $  (2,885)
                                                                      ---------

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS

     Realized Gain/(Loss) on Investments ............................ $   8,847
     Change in Unrealized Depreciation on Investments ...............   309,218
                                                                      ---------
     Net Realized and Unrealized Gain/(Loss) on Investments ......... $ 318,065
                                                                      ---------
NET DECREASE IN NET ASSETS FROM OPERATIONS .......................... $ 315,180
                                                                      =========


The accompanying notes are an integral part of the financial statements.

                              Foresight Value Fund
                                 Annual Report
                               December 31, 2009


                       Statement of Changes in Net Assets
                    January 1, 2009 through December 31, 2009


                                                            Year       Year
                                                            Ended      Ended
                                                            2009       2008
                                                          ---------  ---------
CHANGE IN NET ASSETS

     FROM OPERATIONS

     Net Investment Income/(Loss)  ..................... $   (2,885)  $ (2,415)
     Net Realized Gain/(Loss) on Investments ...........      8,847   (228,468)
     Net Increase/(Decrease) in Unrealized
     Appreciation on Investments .......................    309,218   (311,335)
                                                         ----------   ---------
     Net Increase/(Decrease) in Net Assets
     from Operations ................................... $  315,180  $(542,218)
                                                         ----------   ---------
     FROM DISTRIBUTIONS TO SHAREHOLDERS

     Net Investment Income ............................. $        -   $       -
     Net Realized Gains ................................          -           -
                                                         ----------   ---------
     Net Increase/(Decrease) in Net Assets
     from Distributions ................................ $        -   $       -
                                                         ----------   ---------
     FROM CAPITAL SHARE TRANSACTIONS

     Proceeds from Sale of Shares ...................... $    5,000   $   6,000
     Shares Issued in Reinvestment of Dividends ........          -           -
     Cost of Shares Redeemed ...........................   (137,547)    (25,000)
                                                         ----------   ---------
     Net Increase/(Decrease) in Net Assets
     from Share Transactions ........................... $ (132,547)  $ (19,000)
                                                         ----------   ---------

NET ASSETS

     Total Increase/(Decrease) in Net Assets ........... $  182,633   $(561,218)
     Net Assets at Beginning of Period .................    368,676     929,894
                                                         ----------   ---------
     Net Assets at End of Period ....................... $  551,309   $ 368,676
                                                         ==========   =========

                              Foresight Value Fund
                                 Annual Report
                               December 31, 2009


                                                            Year        Year
                                                            Ended       Ended
                                                            2009        2008
                                                          ---------   ---------

SHARES TRANSACTIONS

     Issued .............................................     1,384       1,836
     Reinvested .........................................         -           -
     Redeemed ...........................................   (21,546)     (2,879)
                                                          ---------   ---------
     Net Increase/(Decrease) in Shares ..................   (20,162)     (1,043)
     Shares Outstanding at Beginning of Period ..........    97,939      98,982
                                                          ---------   ---------
     Shares Outstanding at End of Period ................    77,777      97,939
                                                          =========   =========


The accompanying notes are an integral part of the financial statements.

                              Foresight Value Fund
                                 Annual Report
                               December 31, 2009


                              Financial Highlights
                    For a Share Outstanding During Each Period



                                                                                      Year Ended

                                                                 2009        2008        2007        2006        2005
                                                              ---------   ---------   ---------   ---------   ---------

     Net Asset Value at Beginning of Period ................. $    3.76   $    9.39   $   12.01   $   10.89   $   11.79
                                                              ---------   ---------   ---------   ---------   ---------
     INCOME FROM INVESTMENT OPERATIONS

     Net Investment Income/(Loss) ........................... $   (0.04)  $   (0.02)  $    0.00   $    0.03   $    0.08
     Net Realized and Unrealized Gain/(Loss) on Investments .      3.37       (5.61)      (1.32)       1.70       (0.34)
                                                              ---------   ---------   ---------   ---------   ---------
     Total from Investment Operations ....................... $    3.33   $   (5.63)      (1.32)  $    1.73   $   (0.26)
                                                              ---------   ---------   ---------   ---------   ---------
     LESS DISTRIBUTIONS TO SHAREHOLDERS

     From Net Investment Income ............................. $    0.00   $    0.00   $    0.00   $    0.03   $    0.08
     From Net Realized Gain .................................      0.00        0.00        1.30        0.58        0.56
                                                              ---------   ---------   ---------   ---------   ---------
     Total Distributions to Shareholders .................... $    0.00   $    0.00   $    1.30   $    0.61   $    0.64
                                                              ---------   ---------   ---------   ---------   ---------

     Net Asset Value at End of Period ....................... $    7.09   $    3.76   $    9.39   $   12.01   $   10.89
                                                              =========   =========   =========   =========   =========

     Total Returns ..........................................    88.30%    (59.93)%    (10.91)%      15.83%     (2.26)%


                              Foresight Value Fund
                                 Annual Report
                               December 31, 2009


                              Financial Highlights
                    For a Share Outstanding During Each Period


                                                                                      Year Ended

                                                                 2009        2008        2007        2006        2005
                                                              ---------   ---------   ---------   ---------   ---------


RATIOS AND SUPPLEMENTAL DATA

     Net Assets at End of Period ($1000s) ................... $    551    $     369   $     930   $     968   $     781

     RATIOS TO AVERAGE NET ASSETS

     Expenses ...............................................  1.25%          1.25%       1.25%       1.25%       1.25%
     Expenses before reimbursement ..........................  2.79%          2.84%       1.80%       1.79%       1.90%
     Net Investment Income/(Loss) ........................... (0.55%)        (0.34%)     (0.01%)      0.24%       0.62%
     Net Investment Income/(Loss) before reimbursement ...... (2.09%)        (1.93%)     (0.56%)     (0.29%)     (0.03%)
     Portfolio Turnover Rate ................................  79.0%          94.9%       78.3%       55.2%       50.9%



The accompanying notes are an integral part of the financial statements.

                              Foresight Value Fund
                                 Annual Report
                               December 31, 2009

Notes to Financial Statements
June 30, 2009

1.  Organization

Foresight Funds Inc. (the "Company"), a Maryland Corporation, is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Company's Articles of Incorporation permit the Board of Directors of the Company (the "Board") to issue 100,000,000 shares of common stock at $.0001 par value per share. The Board has the power to designate one or more separate and distinct series and/or classes of shares of common stock and to classify or reclassify any shares not issued with respect to such series. A single series of shares comprising the Foresight Value Fund
(the "Fund"), has been authorized. The Fund's investment objective is to provide long-term capital appreciation by primarily investing in equities. Foresight Asset Management, LLC (the "Adviser") serves as investment adviser to the Fund.

2.  Significant Accounting Policies

In June 2009, the Financial Accounting Standards Board ("FASB") established the FASB Accounting Standards Codification (the "Codification") as the source of authoritative accounting principles recognized by the FASB to be applied by non-governmental entities in the preparation of financial statements in conformity with GAAP. Rules and interpretive releases of the Securities and Exchange Commission ("SEC") under authority of federal securities laws are also sources of authoritative GAAP for SEC registrants. The introduction of the Codification does not change GAAP and other than the manner in which new accounting guidance is referenced, the adoption of these changes had no impact on the our consolidated financial statements.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

                              Foresight Value Fund
                                 Annual Report
                               December 31, 2009


Securities Valuation

Readily marketable securities listed on the New York Stock Exchange are valued at their last sales price of the day for which the value is being determined. If there has been no sale of a security on such day, the security is valued at the mean of the closing bid and asked prices. Readily marketable securities listed on other national securities exchanges are valued in a similar manner. If market quotations are not readily available for an asset, the Fund's Board will value such assets at a fair value determined in good faith.

Federal Income Taxes

There is no provision for federal income tax. The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains.

Accounting for Investments

Investment transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date. The net realized gain or loss on security transactions is determined for accounting and tax purposes on the specific identification basis. Interest income is recorded on an accrual basis or monthly as paid.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

                              Foresight Value Fund
                                 Annual Report
                               December 31, 2009

Distributions

Dividends and distributions to shareholders are recorded by the Fund on the ex-dividend date.

Fair Value Pricing

The Fund invests the majority of its assets in frequently traded exchange listed securities of domestic issuers with relatively liquid markets and calculates its NAV as of the time those exchanges close.

The Board of Directors has delegated to the Advisor responsibility for determining the value of the Fund's portfolio securities. The Fund has adopted written policies and procedures to guide the Advisor with respect to the circumstances under which, and the methods to be used, in fair valuing securities.

The Fund's Advisor shall monitor for the following situations where fair value pricing of securities may be required. For each of these situations, a recommended method for establishing fair value is also presented.

A security does not trade during a day for which the Fund's NAV is required to be calculated. If bid and ask prices are available for the security, the fair value shall be established as the average of these prices. If bid and ask prices are not available, the last price at which the security traded shall be used as fair value.

An event occurs, with the potential for affecting the price of a security which only trades on a foreign market, subsequent to the close of trading on the foreign market, but prior to close of trading on the New York Stock Exchange. If an ADR or other derivative of the foreign security trades on an American exchange, ascertain the fair value by observing the relative changes in the ADR or derivative before and after the event. Otherwise, observe the changes in an appropriate foreign market index or an ADR of a comparable foreign security.

The Fund adopted FASB Accounting Standards Codification guidance regarding "Disclosures about Derivative Instruments and

                              Foresight Value Fund
                                 Annual Report
                               December 31, 2009


Hedging Activities" effective May 1, 2009. This guidance requires enhanced disclosures about the Fund's derivative and hedging activities, including how such activities are accounted for and their effect on the Fund's financial position, performance and cash flows. The Fund did not invest in derivative instruments during the year ended December 31, 2009.

3. Related Party Transactions

The Fund retains Foresight Asset Management, LLC as its investment adviser. The Adviser provides the Fund with investment advice and transfer agent, accounting and administrative services.

Under the terms of the Investment Advisory Agreement (the "Agreement"), the Adviser receives an annualized management fee equal to 1% of the Fund's average daily net asset value, computed daily. This percentage will not increase or decrease in relation to increases or decreases in the net asset value of the Fund. Under the Agreement, the Adviser is obligated to reimburse the Fund for the amount, if any, by which the operating expenses of the Fund (including the management fee) in any year, exceed the sum of 1.25% of the average daily net asset values of the Fund during such year. Expense reimbursement agreements between the Fund and the Adviser may only be changed with Board of Directors approval and there are no plans to change this arrangement.

The expenses incurred by the Fund exceeded the percentage limitation during the period from January 1, 2009 through December 31, 2009 and the Adviser reimbursed the Fund $7,991.

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under
Section 2(a)(9) of the 1940 Act. As of December 31, 2009, Michael M. Bissell and Hilda M. Bissell, joint tenants in common, held 60.13% of the outstanding Fund shares and Michael M. Bissell, as custodian for his daughters, held an additional 30.46% of the outstanding Fund shares.

Remuneration in the amount of $100 was paid to Fund directors during the period from January 1, 2009 through December 31, 2009. No remuneration was paid to Fund officers during this period.

                              Foresight Value Fund
                                 Annual Report
                               December 31, 2009

4.  Investments

For the period from January 1, 2009 through December 31, 2009, purchases and sales of investment securities, other than short-term investments, aggregated $402,967 and $420,695, respectively. The gross unrealized appreciation for all securities totaled $97,624 and the gross unrealized depreciation for all securities totaled ($168,817) for a net unrealized depreciation of ($71,193). The aggregate cost of securities for federal income tax purposes as of December 31, 2009 was $742,555.

                              Foresight Value Fund
                                 Annual Report
                               December 31, 2009


5. Distribution to Shareholders

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. To the extent these differences are permanent; such amounts are reclassified within the capital accounts based on federal income tax regulations. During the year ended December 31, 2009 permanent differences due to a net investment loss not deductible for tax purposes resulted in a net increase in accumulated net investment income of $2,885 and a corresponding net decrease in paid in surplus of ($2,885). These reclassifications had no impact on net assets or net asset value per share. The tax character of distributions paid during 2008 and 2009 were as follows:

Distributions paid from:                 2009                   2008
                                       ---------              ---------
Ordinary income	                       $       0              $       0
Long-term capital gains                        0                      0
                                       ---------              ---------
Total distributions                    $       0              $       0

As of December 31, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income   $        0
Undistributed long-term gain             0
Capital loss carryforwards        (219,591)
Unrealized depreciation            (71,193)
                                -----------
                                $ (290,784)

Capital loss carryforwards represent tax basis capital losses which may be carried over to offset future realized capital gains, if any. To the extent that carryforwards are used, no capital gains distributions will be made. The Fund's carryforwards expire on December 31, 2016. During the current year the Fund used $8,847 of capital loss carryforwards to offset realized capital gains.

                              Foresight Value Fund
                                 Annual Report
                               December 31, 2009


                      (This page intentionally left blank)

                              Foresight Value Fund
                                 Annual Report
                               December 31, 2009


Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Foresight Funds, Inc.

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Foresight Value Fund, (hereafter referred to as the "Fund") as of December 31, 2009, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Foresight Value Fund at December 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the

                              Foresight Value Fund
                                 Annual Report
                               December 31, 2009


financial highlights for each of the indicated years, in conformity with U.S. generally accepted accounting principles.

/s/ M&K CPA's, PLLC


M&K CPA's, PLLC
www.mkacpas.com
Houston, TX

February 11, 2010

                              Foresight Value Fund
                                 Annual Report
                               December 31, 2009

Foresight Fund's Officers and Directors

The Statement of Additional Information (SAI) includes additional information about Fund directors and is available, free of charge, by calling our toll-free number 1-877-FSV-FUND (378-3863) to request a copy.

Name and Age: Michael M. Bissell, Age 57
Address: 1634 Pebble Chase Dr., Katy, TX 77450
Position(s) Held: Chairman of the Board of Directors, President and Treasurer Term of Office and Length of Time Served: Indefinite term; Since Fund's inception
Principal Occupation(s) During Past Five Years: President and Treasurer of Foresight Funds, Inc.; President of Foresight Asset Management, LLC; Engineering Supervisor, Bechtel, Inc.
Number of Fund Complex Portfolios Overseen by Director: 1
Other Directorships Held by Director: None

Name and Age:  Hilda M. Bissell, Age 54
Address: 1634 Pebble Chase Dr., Katy, TX 77450
Position(s) Held:  Secretary and Chief Compliance Officer
Term of Office and Length of Time Served: Indefinite term; Since Fund's inception
Principal Occupation(s) During Past Five Years: Secretary of Foresight Funds, Inc.; Family Practice Physician

Name and Age:  Herbert R. Leita, Age 58
Address: 4166 Triangle Cr., Kingsport, TN 37664
Position(s) Held:  Independent Director
Term of Office and Length of Time Served: Indefinite term; Since Fund's inception
Principal Occupation(s) During Past Five Years:  Engineer, Bechtel,
Inc.
Number of Fund Complex Portfolios Overseen by Director: 1
Other Directorships Held by Director: None

                              Foresight Value Fund
                                 Annual Report
                               December 31, 2009


Name and Age:  Rebecca L. Leita, Age 56
Address: 4166 Triangle Cr., Kingsport, TN 37664
Position(s) Held:  Independent Director
Term of Office and Length of Time Served: Indefinite term; Since Fund's inception
Principal Occupation(s) During Past Five Years: Owner, All Occasion Gift Basket and Flowers
Number of Fund Complex Portfolios Overseen by Director: 1
Other Directorships Held by Director: None

                              Foresight Value Fund
                                 Annual Report
                               December 31, 2009


Quarterly Portfolio Holdings Report

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund's Form N-Q is available on the Commission's web site at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Policy

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available without charge, upon request, by calling the Fund at 1-877-FSV-FUND (378-3863) or on the SEC's website at http://www.sec.gov.



Basis for Advisory Agreement Approval

The Investment Advisory Agreement was most recently re-approved by the independent directors at a Board of Directors meeting held on December 24, 2009. In re-approving the Agreement, the independent directors requested, and the Adviser provided, information necessary for the directors to evaluate the fairness of the compensation paid by the Fund. The independent directors considered the following factors:


o Adviser complied with all Fund investment restrictions

o Adviser complied with the terms of the Investment Advisory Agreement

                              Foresight Value Fund
                                 Annual Report
                               December 31, 2009


o The 1.00% of average daily net assets fee paid to Adviser for investment advisory services was within the range of norms for the mutual fund industry

o Willingness of Adviser to reimburse Fund as required to maintain Fund expense ratio at or below 1.25% of average net assets

o Provision of transfer agency, accounting and administrative services by Adviser free of charge resulted in considerable cost savings for the Fund in comparison to contracting for these services from other providers

o Brokerage commissions paid were below industry average and there were no soft dollar arrangements with brokers

Based on a review of the information submitted by the Adviser, and in consideration of the above factors,it was the judgment of a majority of the independent directors that re-approval of the Investment Advisory Agreement was in the best interest of the Fund and its shareholders.

                              Foresight Value Fund
                                 Annual Report
                               December 31, 2009


Directors and Principal Officers

Michael M. Bissell, Chairman, President, and Treasurer
Hilda M. Bissell, Secretary and Chief Compliance Officer
Herbert R. Leita, Director
Rebecca L. Leita, Director


Investment Advisor

Foresight Asset Management, LLC
1634 Pebble Chase Dr.
Katy, TX 77450


Independent Accountants

M&K CPAS, PLLC
13831 Northwest Freeway, Suite 575
Houston, TX 77040


Custodian

Mission Management & Trust Co.
3567 E. Sunrise Drive, Suite 235
Tucson, AZ 85718


This report is intended only for the information of shareholders or those who have received the Fund's prospectus which contains information about the Fund's management fee and expenses. Please read the prospectus carefully before investing.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of the code of ethics was previously filed as an exhibit to the registrant's Form N-CSR filed for the period ending
December 31, 2004 and is incorporated herein by reference. During the period covered by this report, no substantive amendments were approved or waivers were granted to the code of ethics.

Item 3. Audit Committee Financial Expert.

The Board of Directors has determined that Michael M. Bissell, the registrant's principle executive officer and principle financial officer, who is a Chartered Financial Analyst (CFA) Charter holder, is the audit committee's sole financial expert. Michael M. Bissell is not "independent".

Item 4. Principal Accountant Fees and Services.

(a) - (d) Aggregate fees billed to the Fund during its fiscal year for professional services rendered by the registrant's independent auditor were as follows:

                             December 31, 2009
                             -----------------
Audit Fees                         $4200
Audit-Related Fees                 $   0
Tax Fees                           $   0
Other Fees                         $   0

Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the auditor in connection with statutory and regulatory filings. Tax fees include amounts related to tax compliance and tax advice.

(e)(1) The audit committee pre-approves all audit and non-audit services provided to the registrant by the independent auditor.

(e)(2)  No services included in (b)-(d) were approved pursuant to paragraph
        (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)-(h) Not applicable.

Item 5. Audit Committee of Listed Registrants. Not applicable.

Item 6. Schedule of Investments. Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment
        Companies. Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders. Not applicable.

Item 11. Controls and Procedures.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of filing date of this Form
     N-CSR, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR was previously filed and incorporated herein by reference.

(a)(2) Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes - Oxley Act of 2002 and required by Rule 30a-2 under the Investment Company Act of 1940 are filed herewith.

(a)(3) Not applicable.

(b)  Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to
     Section 906 of the Sarbanes - Oxley Act of 2002 is filed herewith.



                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Foresight Funds, Inc.


By /s/ Michael M. Bissell
       ------------------
       Michael M. Bissell, President

Date:  3/21/10


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/ Michael M. Bissell
       ------------------
       Michael M. Bissell, President

Date:  3/21/10


By /s/ Michael M. Bissell
       ------------------
       Michael M. Bissell, Treasurer

Date:  3/21/10